Note to Consolidated Statements of Cash Flows (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Operating activities
Net income	$ 26,165	$ 169,468
Adjustments to reconcile net income to net cash (used in)/generated from operating activities
Depreciation and amortization	6,252	3,812
Share-based compensation expense-share options	1,432	3,239
Share-based compensation expense-LTIP	9,880	10,551
Equity in earnings of an equity investee, net of tax	(33,807)	(35,110)
Dividends received from SHPL		14,615
Other adjustments	709	(798)
Changes in operating assets and liabilities
Accounts receivable	(39,879)	(31,348)
Other receivables, prepayments and deposits	(393)	(2,296)
Amounts due from related parties	228
Inventories	3,636	2,815
Accounts payable	7,071	(16,540)
Other payables, accruals and advance receipts	(4,410)	(34,188)
Deferred revenue	(16,363)	142,003
Others	(353)	180
Total changes in operating assets and liabilities	(50,463)	60,626
Net cash (used in)/generated from operating activities	$ (39,832)	$ 226,403